Income Taxes (Details 1) - USD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Income Taxes Details Abstract
Income tax benefit at statutory rate	$ 1,737,285	$ 1,820,165	$ 1,576,686
Permanent differences	(296,092)	(490,980)	(297,211)
Change in federal statutory rate	(4,074,264)
Research and development credit	82,367	70,721	63,323
Change in valuation allowance	2,550,704	(1,399,906)	(1,342,798)
Total